Income tax and social contribution (Details 2) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Deferred income tax and social contribution, assets	R$ 1,078	R$ 922
Deferred income tax and social contribution, net	1,078	922	R$ (354)	R$ (1,034)
Deferred income tax and social contribution, liabilities
Tax Losses And Negative Basis Of Social Contribution [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax and social contribution, assets	995	987
Deferred income tax and social contribution, net	995	987
Provision For Risks [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax and social contribution, assets	783	723
Deferred income tax and social contribution, net	783	723
Goodwill Tax Amortization [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax and social contribution, net	(381)	(381)
Deferred income tax and social contribution, liabilities	(381)	(381)
Mark To Market Adjustment [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax and social contribution, net	(8)	(14)
Deferred income tax and social contribution, liabilities	(8)	(14)
Fixed Assets Tradename And Investment Property [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax and social contribution, net	(330)	(322)
Deferred income tax and social contribution, liabilities	(330)	(322)
Unrealized Gains With Tax Credits [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax and social contribution, net	(366)	(393)
Deferred income tax and social contribution, liabilities	(366)	(393)
Leaseing Right Of Use [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax and social contribution, assets	1,431	1,328
Deferred income tax and social contribution, net	(1,110)	(1,055)
Deferred income tax and social contribution, liabilities	321	273
Other 1 [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax and social contribution, assets	64	49
Deferred income tax and social contribution, net	64	49
Deferred Income Tax And Social Contribution Assets Liabilities [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax and social contribution, assets	3,273	3,087
Deferred income tax and social contribution, net	1,078	922
Deferred income tax and social contribution, liabilities	(2,195)	(2,165)
Off Set Assets And Liabilities [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax and social contribution, assets	(2,195)	(2,165)
Deferred income tax and social contribution, liabilities	R$ 2,195	R$ 2,165